VALENZUELA CAPITAL TRUST




                               SEMI-ANNUAL REPORT
                            FOR THE SIX MONTHS ENDING
                                 MARCH 31, 2002
                                   (UNAUDITED)








                              VAL CAP MID CAP FUND

                             VAL CAP SMALL CAP FUND



                                      VALENZUELA CAPITAL TRUST
                                Statements of Assets and Liabilities
                                           March 31, 2002
                                             (Unaudited)
                                                                   VAL CAP          VAL CAP
                                                                   MID CAP         SMALL CAP
                                                                     FUND             FUND
                                                                   --------        ---------
ASSETS
      Investment securities:
          At acquisition cost                                      $207,852         $102,398
                                                                   ========         ========
          At market value (Note 1)                                 $232,940         $123,275
      Dividends and interest receivable                                 221               74
      Other assets                                                      142              127
                                                                   --------         --------
                Total Assets                                        233,303          123,476
                                                                   --------         --------

LIABILITIES                                                            --               --
                                                                   --------         --------

NET ASSETS                                                         $233,303         $123,476
                                                                   ========         ========

Net assets consist of:
      Paid-in capital                                              $198,305         $ 99,798
      Undistributed net investment income                               564              292
      Accumulated net realized gains from
       security transactions                                          9,346            2,509
      Net unrealized appreciation on investments                     25,088           20,877
                                                                   --------         --------
                                                                   $233,303         $123,476
                                                                   ========         ========

Shares of beneficial interest outstanding (unlimited
  number of shares authorized, no par value)                         16,495            8,895
                                                                   ========         ========

Net asset value, offering price and redemption price
  per share (Note 1)                                               $  14.14         $  13.88
                                                                   ========         ========


                           See accompanying notes to financial statements.

                                      VALENZUELA CAPITAL TRUST
                                      Statements of Operations
                                For the Six Months Ended March 31, 2002
                                             (Unaudited)

                                                                    VAL CAP         VAL CAP
                                                                    MID CAP        SMALL CAP
                                                                     FUND             FUND
                                                                   --------        ---------
INVESTMENT INCOME
        Dividends                                                  $    961         $    358
        Interest                                                        131               66
                                                                   --------         --------
               Total Investment Income                                1,092              424
                                                                   --------         --------

EXPENSES
        Fund accounting fees (Note 3)                                15,000           15,000
        Administration fees (Note 3)                                  9,000            9,000
        Shareholder services and transfer
          agent fees (Note 3)                                         7,500            7,500
        Professional fees                                             7,120            7,120
        Custodian fees                                                6,175            5,065
        Insurance expense                                             2,205            2,205
        Registration and filing fees                                  1,976            1,810
        Trustees fees and expenses                                    1,500            1,500
        Printing of shareholder reports                                 670              670
        Pricing fees                                                    581              553
        Advisory fees (Note 3)                                          716              359
        Other expenses                                                1,477            2,715
                                                                   --------         --------
               Total Expenses                                        53,920           53,497
        Less fees waived and expenses reimbursed
          by the Adviser (Note 3)                                   (53,920)         (53,497)
                                                                   --------         --------
               Net Expenses                                            --               --
                                                                   --------         --------

NET INVESTMENT INCOME                                                 1,092              424
                                                                   --------         --------

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
        Net realized gains from security transactions                 9,624            4,075
        Net change in unrealized appreciation/
          depreciation on investments                                 6,134           15,352
                                                                   --------         --------

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS                     15,758           19,427
                                                                   --------         --------

NET INCREASE IN NET ASSETS FROM OPERATIONS                         $ 16,850         $ 19,851
                                                                   ========         ========


                           See accompanying notes to financial statements.

                            VALENZUELA CAPITAL TRUST
                              VAL CAP MID CAP FUND
                       Statements of Changes in Net Assets

                                                                 SIX MONTHS
                                                                    ENDED            YEAR
                                                                  MARCH 31,          ENDED
                                                                     2002          SEPT. 30,
                                                                 (UNAUDITED)          2001
                                                                ------------       ---------
FROM OPERATIONS
     Net investment income                                         $  1,092         $  1,655
     Net realized gains from security transactions                    9,624            9,029
     Net change in unrealized appreciation/depreciation
      on investments                                                  6,134           (6,400)
                                                                   --------         --------
        Net increase in net assets from operations                   16,850            4,284
                                                                   --------         --------

FROM DISTRIBUTIONS TO SHAREHOLDERS
     From net investment income                                      (1,728)          (1,918)
     From net realized gains from security transactions              (9,307)         (20,352)
                                                                   --------         --------
        Net decrease in net assets from distributions
         to shareholders                                            (11,035)         (22,270)
                                                                   --------         --------

FROM CAPITAL SHARE TRANSACTIONS
     Proceeds from shares sold                                       65,000             --
     Net asset value of shares issued in reinvestment
      of distributions to shareholders                               11,035           22,270
                                                                   --------         --------
        Net increase in net assets from capital
         share transactions                                          76,035           22,270
                                                                   --------         --------

TOTAL INCREASE IN NET ASSETS                                         81,850            4,284

NET ASSETS
     Beginning of period                                            151,453          147,169
                                                                   --------         --------
     End of period                                                 $233,303         $151,453
                                                                   ========         ========

UNDISTRIBUTED NET INVESTMENT INCOME                                $    564         $  1,200
                                                                   ========         ========

SUMMARY OF FUND SHARE ACTIVITY:
     Shares sold                                                      4,620             --
     Shares reinvested                                                  793            1,561
                                                                   --------         --------
     Net increase in shares outstanding                               5,413            1,561
     Shares outstanding, beginning of period                         11,082            9,521
                                                                   --------         --------
     Shares outstanding, end of period                               16,495           11,082
                                                                   ========         ========



                           See accompanying notes to financial statements.


                            VALENZUELA CAPITAL TRUST
                             VAL CAP SMALL CAP FUND
                       Statements of Changes in Net Assets

                                                                 SIX MONTHS
                                                                    ENDED             YEAR
                                                                  MARCH 31,          ENDED
                                                                     2002           SEPT. 30,
                                                                 (UNAUDITED)          2001
                                                                 ----------        ---------
FROM OPERATIONS
     Net investment income                                         $    424         $    564
     Net realized gains from security transactions                    4,075            4,256
     Net change in unrealized appreciation/depreciation
      on investments                                                 15,352           (6,071)
                                                                   --------         --------
         Net increase (decrease) in net assets from
          operations                                                 19,851           (1,251)
                                                                   --------         --------

DISTRIBUTIONS TO SHAREHOLDERS
     From net investment income                                        (399)            (848)
     From net realized gains from security transactions              (5,822)         (17,729)
                                                                   --------         --------
         Net decrease in net assets from distributions
          to shareholders                                            (6,221)         (18,577)
                                                                   --------         --------

FROM CAPITAL SHARE TRANSACTIONS
     Proceeds from shares sold                                       25,000             --
     Net asset value of shares issued in reinvestment
      of distributions to shareholders                                6,221           18,577
                                                                   --------         --------
          Net increase in net assets from capital
           share transactions                                        31,221           18,577
                                                                   --------         --------

TOTAL INCREASE (DECREASE) IN NET ASSETS                              44,851           (1,251)

NET ASSETS
     Beginning of period                                             78,625           79,876
                                                                   --------         --------
     End of period                                                 $123,476         $ 78,625
                                                                   ========         ========

UNDISTRIBUTED NET INVESTMENT INCOME                                $    292         $    454
                                                                   ========         ========

SUMMARY OF FUND SHARE ACTIVITY:
     Shares sold                                                      1,975             --
     Shares reinvested                                                  483            1,437
                                                                   --------         --------
     Net increase in shares outstanding                               2,458            1,437
     Shares outstanding, beginning of period                          6,437            5,000
                                                                   --------         --------
      Shares outstanding, end of period                               8,895            6,437
                                                                   ========         ========


                           See accompanying notes to financial statements.


                            VALENZUELA CAPITAL TRUST
                              VAL CAP MID CAP FUND
                              FINANCIAL HIGHLIGHTS

 SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                        SIX MONTHS
                                                           ENDED                YEAR           PERIOD
                                                         MARCH 31,             ENDED            ENDED
                                                           2001               SEPT. 30,       SEPT. 30,
                                                        (UNAUDITED)             2001           2000 (a)
                                                        -----------         -----------      -----------
PER SHARE DATA

Net asset value at beginning of period                  $     13.67         $     15.46      $     10.00
                                                        -----------         -----------      -----------

Income (loss) from investment operations:
     Net investment income                                     0.05                0.13             0.15
     Net realized and unrealized gains
      (losses) on investments                                  1.22                0.40             5.31
                                                        -----------         -----------      -----------
     Total from investment operations                          1.27                0.53             5.46
                                                        -----------         -----------      -----------

Less distributions:
     Distributions from net investment income                 (0.13)              (0.18)            --
     Distributions from net realized gains                    (0.67)              (2.14)            --
                                                        -----------         -----------      -----------
     Total distributions                                      (0.80)              (2.32)            --
                                                        -----------         -----------      -----------

Net asset value at end of period                        $     14.14         $     13.67      $     15.46
                                                        ===========         ===========      ===========

TOTAL RETURN                                                   9.37%(b)            2.92%           54.60%
                                                        ===========         ===========      ===========

Net assets at end of period                             $   233,303         $   151,453      $   147,169
                                                        ===========         ===========      ===========


Ratio of expenses to average net assets:
     Before expense reimbursement and waived fees         56.50%(c)               80.71%           89.12%
     After expense reimbursement and waived fees           0.00%(c)                0.00%            0.00%

Ratio of net investment income to average net assets:
     Before expense reimbursement and waived fees        -55.36%(c)              -79.65%          -87.75%
     After expense reimbursement and waived fees           1.14%(c)                1.06%            1.37%

Portfolio turnover rate                                     201%(c)                 183%             272%


(a) From commencement of operations (October 2, 1999).
(b) Not annualized.
(c) Annualized.



                                   See accompanying notes to financial statements.



                            VALENZUELA CAPITAL TRUST
                             VAL CAP SMALL CAP FUND
                              FINANCIAL HIGHLIGHTS

 SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                        SIX MONTHS
                                                           ENDED               YEAR            PERIOD
                                                         MARCH 31,             ENDED            ENDED
                                                           2001              SEPT. 30,        SEPT. 30,
                                                        (UNAUDITED)             2001           2000 (a)
                                                        -----------         -----------      -----------
PER SHARE DATA

Net asset value at beginning of period                  $     12.21         $     15.98      $     10.00
                                                        -----------         -----------      -----------

Income (loss) from investment operations:
     Net investment income                                     0.02                0.05             0.15
     Net realized and unrealized gains
      (losses) on investments                                  2.61               (0.14)            5.83
                                                        -----------         -----------      -----------
     Total from investment operations                          2.63               (0.09)            5.98
                                                        -----------         -----------      -----------

Less distributions:
     Distributions from net investment income
                                                              (0.06)              (0.13)            --
     Distributions from net realized gains
                                                              (0.90)              (3.55)            --
                                                        -----------         -----------      -----------
     Total distributions
                                                              (0.96)              (3.68)            --
                                                        -----------         -----------      -----------

Net asset value at end of period                        $     13.88         $     12.21      $     15.98
                                                        ===========         ===========      ===========

TOTAL RETURN                                                  22.20%(b)          -1.63%           59.80%
                                                        ===========         ===========      ===========

Net assets at end of period                             $   123,476         $    78,625      $    79,876
                                                        ===========         ===========      ===========


Ratio of expenses to average net assets:
     Before expense reimbursement and waived fees       111.80% (c)             148.05%          151.02%
     After expense reimbursement and waived fees          0.00% (c)               0.00%            0.00%

Ratio of net investment income to average net assets:
     Before expense reimbursement and waived fees      -110.91% (c)            -147.37%         -149.85%
     After expense reimbursement and waived fees          0.89% (c)               0.67%            1.17%

Portfolio turnover rate                                     79% (c)                143%             210%


(a) From commencement of operations (October 2, 1999).
(b) Not annualized.
(c) Annualized.



                                   See accompanying notes to financial statements.


                 VALENZUELA CAPITAL TRUST - VAL CAP MID CAP FUND
                            PORTFOLIO OF INVESTMENTS
                                 MARCH 31, 2002
                                   (UNAUDITED)


           SHARES                                                        VALUE
          --------                                                      -------

                        COMMON STOCKS - 95.2%
                        AEROSPACE AND DEFENSE - 2.6%
             60         Alliant Techsystems, Inc. (a)                   $6,119
                                                                       --------

                        AIRLINES - 1.9%
            230         Southwest Airlines Co.                           4,451
                                                                       --------

                        BEVERAGES - 2.6%
            110         Constellation Brands, Inc. - Class A (a)         6,046
                                                                       --------

                        BUILDING PRODUCTS - 4.9%
             85         American Standard Cos., Inc. (a)                 6,014
            200         Masco Corp.                                      5,490
                                                                       --------
                                                                        11,504
                                                                       --------
                        CHEMICALS - 5.6%
            195         International Flavors & Fragrances, Inc.         6,819
            105         Praxair, Inc.                                    6,279
                                                                       --------
                                                                        13,098
                                                                       --------
                        CONTAINERS AND PACKAGING - 2.1%
            240         Pactiv Corp. (a)                                 4,805
                                                                       --------

                        ENERGY EQUIPMENT AND SERVICES - 6.0%
             70         Smith International, Inc. (a)                    4,743
            120         Tidewater, Inc.                                  5,082
             90         Weatherford International, Inc. (a)              4,287
                                                                       --------
                                                                        14,112
                                                                       --------
                        FINANCIAL SERVICES- 12.9%
             75         Ambac Financial Group, Inc.                      4,430
            140         Doral Financial Corp.                            4,753
            135         MBNA Corp.                                       5,207
            200         SouthTrust Corp.                                 5,280
            260         Staten Island Bancorp, Inc.                      5,117
             90         Zions Bancorporation                             5,334
                                                                       --------
                                                                        30,121
                                                                       --------
                        FOOD AND DRUG RETAILING - 2.3%
            205         SUPERVALU, Inc.                                  5,289
                                                                       --------

                        HEALTH CARE PROVIDERS AND SERVICES - 1.5%
             50         AmerisourceBergen Corp.                          3,415
                                                                       --------

                        HOTELS, RESTAURANTS AND LEISURE - 2.3%
            225         Cedar Fair, L.P.                                 5,348
                                                                       --------

                        HOUSEHOLD DURABLES - 6.5%
            175         Leggett & Platt, Inc.                            4,340
            150         Maytag Corp.                                     6,637
             90         Stanley Works (The)                              4,163
                                                                       --------
                                                                        15,140
                                                                       --------
                 See accompanying notes to financial statements.

                 VALENZUELA CAPITAL TRUST - VAL CAP MID CAP FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                 MARCH 31, 2002
                                   (UNAUDITED)

           SHARES                                                        VALUE
          -------                                                       -------
                        COMMON STOCKS - 95.2% (CONTINUED)
                        INFORMATION TECHNOLOGY - 13.6%
            100         Autodesk, Inc.                                  $4,669
            650         Gateway, Inc. (a)                                4,108
            455         Sanmina Corp. (a)                                5,346
            145         Teradyne, Inc. (a)                               5,717
            300         Titan Corp. (a)                                  6,195
            275         Vishay Intertechnology, Inc. (a)                 5,594
                                                                       --------
                                                                        31,629
                                                                       --------
                        INSURANCE - 8.2%
            130         ACE, Ltd.                                        5,421
             65         Everest Re Group, Ltd.                           4,507
             70         Hartford Financial Services Group                4,768
            160         UnumProvident Corp.                              4,469
                                                                       --------
                                                                        19,165
                                                                       --------
                        MEDIA - 4.3%
             90         Scholastic Corp. (a)                             4,877
            115         Tribune Co.                                      5,228
                                                                       --------
                                                                        10,105
                                                                       --------
                        METALS AND MINING - 2.8%
            100         Nucor Corp.                                      6,424
                                                                       --------

                        OIL AND GAS - 2.3%
            275         Ocean Energy, Inc.                               5,442
                                                                       --------

                        REAL ESTATE INVESTMENT TRUSTS - 2.2%
            175         Plum Creek Timber Co., Inc.                      5,199
                                                                       --------

                        ROAD AND RAIL - 2.6%
            255         Norfolk Southern Corp.                           6,105
                                                                       --------

                        SPECIALTY RETAIL - 3.6%
            180         Circuit City Stores - Circuit City Group         3,247
            340         Gap, Inc.                                        5,114
                                                                       --------
                                                                         8,361
                                                                       --------
                        TEXTILES AND APPAREL - 4.4%
            190         Liz Claiborne, Inc.                              5,388
            180         Reebok International, Ltd. (a)                   4,865
                                                                       --------
                                                                        10,253
                                                                       --------

                        TOTAL COMMON STOCKS (Cost $197,043)           $222,131
                                                                       --------


                 See accompanying notes to financial statements.

                 VALENZUELA CAPITAL TRUST - VAL CAP MID CAP FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                 MARCH 31, 2002
                                   (UNAUDITED)

      FACE AMOUNT                                                       VALUE
      -----------                                                    ----------
                     SHORT TERM MONEY MARKET SECURITIES - 4.6%
       $ 10,809      The Bank of New York Cash Reserve
                       (Cost $10,809)                                 $ 10,809
                                                                     ----------

                     TOTAL INVESTMENTS AT VALUE - 99.8%
                      (Cost $207,852)                                $ 232,940

                     OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%          363
                                                                     ----------

                     NET ASSETS - 100.0%                             $ 233,303
                                                                     ==========




 (a)   Non-income producing security





                     See accompanying notes to financial statements.

                    VALENZUELA CAPITAL TRUST - VAL CAP SMALL CAP FUND
                                 PORTFOLIO OF INVESTMENTS
                                      MARCH 31, 2002
                                       (UNAUDITED)

          SHARES                                                        VALUE
          -------                                                    ----------
                        COMMON STOCKS - 93.3%
                        AEROSPACE AND DEFENSE - 2.6%
             30         Alliant Techsystems, Inc. (a)                   $3,060
                                                                     ----------

                        AIR FREIGHT AND COURIERS - 2.4%
             95         Forward Air Corp. (a)                            3,007
                                                                     ----------

                        COMMERCIAL SERVICES AND SUPPLIES - 2.6%
            160         UTI Worldwide, Inc.                              3,168
                                                                     ----------

                        CONSTRUCTION AND ENGINEERING - 5.6%
             55         EMCOR Group, Inc. (a)                            3,190
            140         Hovnanian Enterprises, Inc. - Class A (a)        3,723
                                                                     ----------
                                                                         6,913
                                                                     ----------
                        CONTAINERS AND PACKAGING - 3.0%
            480         Chesapeake Energy Corp. (a)                      3,715
                                                                     ----------

                        ENERGY EQUIPMENT AND SERVICES - 2.4%
            300         Superior Enegry Services, Inc. (a)               3,018
                                                                     ----------

                        FINANCIAL SERVICES - 13.3%
             75         Alabama National BanCorp.                        2,764
             95         Clark/Bardes, Inc. (a)                           2,736
             90         Doral Financial Corp.                            3,055
             55         Jeffries Group, Inc.                             2,651
            135         Metris Cos., Inc.                                2,700
            130         Staten Island Bancorp, Inc.                      2,558
                                                                     ----------
                                                                        16,464
                                                                     ----------
                        FOOD AND DRUG RETAILING - 1.6%
             75         SUPERVALU, Inc.                                  1,935
                                                                     ----------

                        HEALTH CARE PROVIDERS AND SERVICES - 4.2%
            365         Beverly Enterprises, Inc. (a)                    2,628
            130         Owens & Minor, Inc.                              2,553
                                                                     ----------
                                                                         5,181
                                                                     ----------
                        HOTELS, RESTAURANTS AND LEISURE - 6.2%
            115         Bally Total Fitness Holding Corp. (a)            2,524
            105         Cedar Fair, L.P.                                 2,496
            115         Ruby Tuesday, Inc.                               2,674
                                                                     ----------
                                                                         7,694
                                                                     ----------

                     See accompanying notes to financial statements.

                VALENZUELA CAPITAL TRUST - VAL CAP SMALL CAP FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                 MARCH 31, 2002
                                   (UNAUDITED)


          SHARES                                                        VALUE
         --------                                                    ----------
                     COMMON STOCKS - 93.3% (CONTINUED)
                     INFORMATION TECHNOLOGY - 16.0%
             55      DuPont Photomasks, Inc. (a)                       $ 2,860
            135      Electronics for Imaging, Inc. (a)                   2,470
            125      Kemet Corp. (a)                                     2,421
            135      Mantech International Corp. (a)                     2,511
             90      Orbotech, Ltd. (a)                                  2,828
            310      Parametric Technology Corp. (a)                     1,872
             95      Technitrol, Inc.                                    2,265
            125      Titan Corp. (a)                                     2,581
                                                                     ----------
                                                                        19,808
                                                                     ----------
                     INSURANCE - 6.8%
             75      Delphi Financial Group, Inc.                        2,941
            105      First American Corp.                                2,234
            100      IPC Holdings, Ltd.                                  3,254
                                                                     ----------
                                                                         8,429
                                                                     ----------
                     MEDIA - 1.8%
             40      Scholastic Corp. (a)                                2,168
                                                                     ----------

                     METALS AND MINING - 2.3%
            125      Timken Co. (The)                                    2,886
                                                                     ----------

                     RETAIL - 5.6%
             95      Children's Place Retail Stores,
                      Inc. (The)(a)                                      3,135
            135      United Rentals, Inc. (a)                            3,710
                                                                     ----------
                                                                         6,845
                                                                     ----------
                     ROAD AND RAIL - 2.6%
            138      Genesee and Wyoming, Inc. (a)                       3,267
                                                                     ----------

                     TELECOMMUNICATIONS - 2.4%
            365      Mastec, Inc. (a)                                    2,938
                                                                     ----------

                     TEXTILES AND APPAREL - 8.0%
            105      bebe stores, Inc. (a)                               2,210
             75      Columbia Sportswear Co. (a)                         2,516
            150      Oakley, Inc. (a)                                    2,685
             90      Reebok International Ltd. (a)                       2,433
                                                                     ----------
                                                                         9,844
                                                                     ----------
                     TOBACCO - 1.9%
             60      Universal Corp.                                     2,362
                                                                     ----------

                     TRANSPORTATION INFRASTRUCTURE - 2.0%
            100      P.A.M. Transportation Services, Inc.(a)             2,530
                                                                     ----------

                     TOTAL COMMON STOCKS (Cost $94,454)              $ 115,232
                                                                     ----------


                     See accompanying notes to financial statements.

                VALENZUELA CAPITAL TRUST - VAL CAP SMALL CAP FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                 MARCH 31, 2002
                                   (UNAUDITED)


           SHARES                                                      VALUE
          --------                                                    -------
                     CLOSED-END FUNDS - 1.6%
             20      Russell 2000 I-Shares (Cost $1,909)               $ 2,008
                                                                     ----------

        FACE AMOUNT
        -----------
                     SHORT TERM MONEY MARKET SECURITIES - 4.9%
        $ 6,035      The Bank of New York Cash Reserve
                       (Cost $6,035)                                   $ 6,035
                                                                     ----------

                     TOTAL INVESTMENTS AT VALUE - 99.8%
                      (Cost $102,398)                                $ 123,275

                     OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%          201
                                                                     ----------

                     NET ASSETS - 100.0%                             $ 123,476
                                                                     ==========



 (a)   Non-income producing security




                 See accompanying notes to financial statements.

                            VALENZUELA CAPITAL TRUST
                          NOTES TO FINANCIAL STATEMENTS
                                 MARCH 31, 2002
                                   (UNAUDITED)


1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     The Valenzuela Capital Trust (the "Trust") was organized as a Delaware business trust on June 22, 1999. The Trust is an open-end diversified management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). The Trust consists of two series, the Val Cap Mid Cap Fund ("Mid Cap") and the Val Cap Small Cap Fund ("Small Cap") (collectively, the "Funds" and each individually, a "Fund"). The Trust is authorized to issue an unlimited number of shares.

     As part of the Trust's organization, each Fund issued in a private placement 5,000 shares of beneficial interest to Valenzuela Capital Partners LLC, (the "Adviser") at $10.00 a share on October 2, 1999. Additionally, the Mid Cap Fund, in a secondary private placement, issued 4,521 shares of beneficial interest to a principal of the Adviser at $11.06 a share on January 17, 2000. The Trust has not yet commenced a public offering of its shares.

     The Mid Cap Fund's investment objective is capital appreciation primarily through investments in common stocks of mid-capitalization companies. The Fund will seek to achieve this objective by investing primarily in the common stock of mid-cap U.S. companies with market capitalization from $1 billion to $15 billion.

     The Small Cap Fund's investment objective is capital appreciation primarily through investments in common stocks of small-capitalization companies. The Fund will seek to achieve this objective by investing primarily in the common stock of small-cap U.S. companies with market capitalization less than $1.5 billion.

     SECURITIES VALUATION - The Funds' portfolio securities are valued as of the close of regular trading of the New York Stock exchange, normally 4:00 p.m., Eastern time, on days the exchange is open. The Funds' securities are generally valued at current market prices. If market quotations are not readily available, prices are based on a fair value estimate, determined in accordance with methods approved by the Funds' Board of Trustees. Investments in money market instruments are generally valued at cost plus accrued interest.

     SHARE VALUATION - The net asset value per share of each Fund is calculated daily by dividing the total value of each Fund's assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of each Fund is equal to the net asset value per share.

     INVESTMENT INCOME - Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date.

                            VALENZUELA CAPITAL TRUST
                    NOTES TO FINANCIAL STATEMENTS (Continued)
                                 MARCH 31, 2001
                                   (UNAUDITED)


1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)

     DISTRIBUTIONS TO SHAREHOLDERS - Dividends arising from net investment income, if any, are declared and paid annually to shareholders of the Funds. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are either temporary or permanent in nature and are primarily due to losses deferred due to wash sales.

     The tax character of distributions paid during the periods ended March 31, 2002 and September 30, 2001 was as follows:

         ----------------------------------------------------------------------------------------

                              Period            Ordinary       Long-Term         Total
                              Ended              Income      Capital Gains    Distributions
         ----------------------------------------------------------------------------------------
               Val Cap        March 31,        $  1,728        $ 9,307         $ 11,035
               Mid Cap        2002
               Fund
                              September 30,    $ 22,270            -           $ 22,270
                              2001
         ----------------------------------------------------------------------------------------
         ----------------------------------------------------------------------------------------
               Val Cap        March 31,        $  1,257        $ 4,964         $  6,221
               Small Cap      2002
               Fund
                              September 30,    $ 18,577        $   -           $ 18,577
                              2001
         ----------------------------------------------------------------------------------------

     ORGANIZATION EXPENSES - All costs incurred by the Trust in connection with the organization of the Funds and the initial public offering of shares of the Funds, principally professional fees and printing, have been reimbursed by the Adviser and are subject to recovery by the Adviser pursuant to the Expense Limitation Agreement (See Note 3).

     SECURITY  TRANSACTIONS - Security  transactions  are accounted for on trade
     date.   The  cost  of   securities   sold  is   determined  on  a  specific
     identification basis.

                            VALENZUELA CAPITAL TRUST
                    NOTES TO FINANCIAL STATEMENTS (Continued)
                                 MARCH 31, 2002
                                   (UNAUDITED)


1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)

     ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

     FEDERAL INCOME TAX - It is each Fund's policy to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which the Funds so qualify and distribute at least 90% of their taxable net income, the Funds (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provisions for income taxes have been made. In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

2.   INVESTMENTS

     For the six months ended March 31, 2002, the cost of purchases and proceeds from sales and maturities of investment securities, other than short-term investments, amounted to $242,964 and $175,520, respectively, for the Mid Cap Fund and $66,976 and $34,535, respectively, for the Small Cap Fund.

     For federal income tax purposes, the cost of portfolio investments amounted to $208,273 in the Mid Cap Fund and $102,398 in the Small Cap Fund at March 31, 2002. At March 31, 2002, the composition of unrealized appreciation (the excess of market value over tax cost) and unrealized depreciation (the excess of tax cost over market value) was as follows:

                                          Mid Cap               Small Cap
                                           Fund                    Fund
                                     -----------------       ----------------
Gross unrealized appreciation            $ 28,976                $ 22,868
Gross unrealized depreciation              (4,309)                 (1,991)
                                     -----------------       ----------------
Net unrealized appreciation              $ 24,667                $ 20,877
                                     =================       ================

                            VALENZUELA CAPITAL TRUST
                    NOTES TO FINANCIAL STATEMENTS (Continued)
                                 MARCH 31, 2002
                                   (UNAUDITED)


2.   INVESTMENTS (Continued)

     The difference between the federal income tax cost of portfolio investments and the financial statement cost for the Funds is due to certain timing differences in the recognition of capital losses under income tax regulations and accounting principles generally accepted in the United States of America.

3.   TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Certain Trustees and officers of the Trust are affiliated with the Adviser or with Ultimus Fund Solutions, LLC ("Ultimus") or Ultimus Fund
     Distributors, LLC, the principal underwriter of the Funds' shares. Such persons are not paid directly by the Trust for serving in those capacities.

     INVESTMENT ADVISORY AGREEMENT
     Under the terms of an investment advisory agreement between the Trust and the Adviser, the Adviser is entitled to receive fees based on a percentage of the daily average net assets of each Fund. Each Fund pays the Adviser an annual rate of 0.75% of its average daily net assets.

     Pursuant to an Expense Limitation Agreement, the Adviser has contractually agreed to waive a portion of its advisory fees and if necessary reimburse each Fund's operating expenses so that each Fund's net expenses do not exceed 1.45% per annum of average daily net assets (the "Expense Cap") until at least October 1, 2011.

     For the six months ended March 31, 2002, the Adviser waived its entire advisory fee and paid all of the operating expenses of each of the Funds.

     If at any point during the period prior to October 1, 2004, the operating expenses of either Fund falls below the Expense Cap, the Adviser may recoup fees previously waived or reimbursed so long as the amount of the recouped fees does not 1) cause the applicable Fund's aggregate expenses on an annualized basis to exceed the Expense Cap, and 2) exceed the fees previously waived or reimbursed by the Adviser prior to October 1, 2002. The agreement provides that no such payments shall be made to the Adviser after October 1, 2004. As of March 31, 2002, the amount of waived fees and reimbursed expenses (which includes $100,000 of organization cost for each Fund) that may be recouped by the Adviser in the future, pursuant to the Expense Limitation Agreement, is $381,877 for the Mid Cap Fund and $378,492 for the Small Cap Fund.

                            VALENZUELA CAPITAL TRUST
                    NOTES TO FINANCIAL STATEMENTS (Continued)
                                 MARCH 31, 2002
                                   (UNAUDITED)


3.   TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (Continued)

     ADMINISTRATION AGREEMENT
     Ultimus supplies executive, administrative and regulatory compliance services to the Funds, supervises the preparation of tax returns, and coordinates the preparation of reports to shareholders and reports to and filings with the Securities and Exchange Commission and state securities authorities.

     For these services, Ultimus receives a monthly fee from the Funds at an annual rate of .15% on its average daily net assets up to $50 million; .125% on the next $50 million of such assets; .10% on the next $150 million of such assets; .075% on the next $250 million of such assets; and .05% of such net assets in excess of $500 million, subject to an aggregate minimum monthly fee of $3,000. Accordingly, for the six months ended March 31, 2002, Ultimus was paid $9,000 with respect to each Fund.

     FUND ACCOUNTING AGREEMENT
     Ultimus calculates the daily net asset value per share and maintains the financial books and records of each Fund. For these services, Ultimus receives from each Fund a monthly fee of $2,500, plus an asset based fee equal to 0.01% of average daily net assets up to $500 million and 0.005% of such assets in excess of $500 million. Ultimus has agreed to waive the asset-based fee until the Funds are publicly offered for sale. Accordingly, for the six months ended March 31, 2002, Ultimus was paid $15,000 with respect to each Fund. In addition, each Fund pays certain out-of-pocket expenses incurred by Ultimus in obtaining valuations of such Fund's portfolio securities.

     TRANSFER AGENCY AND SHAREHOLDER SERVICES AGREEMENT
     Ultimus maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder service functions. For these services, Ultimus receives from each Fund a monthly fee at an annual rate of $18 per account, subject to a minimum of $1,500 per month. Ultimus has agreed to reduce the minimum monthly fee to $1,250 for each Fund with less than 20 shareholder accounts. Accordingly, during the six months ended March 31, 2002, Ultimus was paid $6,250 with respect to each Fund. In addition, the Fund pays certain out-of-pocket expenses incurred by Ultimus including, but not limited to, postage and supplies.

     Prior to January 28, 2002, shareholder servicing and transfer agent services were provided to the Trust by Unified Fund Services, Inc. under the same fee arrangement noted above for Ultimus.

                            VALENZUELA CAPITAL TRUST
                    NOTES TO FINANCIAL STATEMENTS (Continued)
                                 MARCH 31, 2002
                                   (UNAUDITED)


4.   SHAREHOLDER SERVICING PLAN

     The Funds have adopted a Shareholder Servicing Plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plan provides that each Fund may incur certain costs related to the servicing of shareholder accounts, generally not to exceed 0.25% of the average daily net assets of each respective Fund. For the six months ended March 31, 2002, no expenses related to the Plan were incurred.